FINANCIAL LIABILITIES (Interest Rate Swap Transaction) (Details)	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 26, 2011 Motel 168 [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member]	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] LIBOR [Member]	Dec. 31, 2014 Motel 168 [Member] Term Loan [Member] LIBOR [Member]
Interest Rate Swap Transaction [Line Items]
Credit facility, maximum borrowing capacity			$ 240,000,000
Loan facility period				4 years
Description of variable rate basis						one-month LIBOR
Floating interest rate over LIBOR					3.90%
Loss/(gain) from fair value change of interest rate swap transaction	(912,000)	6,665,000
Cash settlement for purpose of reducing principal amount	9,650,000	3,418,000